STOCKHOLDERS' EQUITY	12 Months Ended
May 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 5.	STOCKHOLDERS' EQUITY

Common Stock

On May 18, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock at $0.001 per share for $9,000 cash to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

There are 20,000,000 Preferred Shares at $0.0001 par value authorized with none issued or outstanding.  There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding May 31, 2013 and 2012, respectively.